Consolidated statements of changes in equity - EUR (€) € in Thousands	Share capital	Share premium	Retained earnings	Other reserves	Total	Non-controlling interests	Total equity	Total
At beginning of the period at Dec. 31, 2020	€ 4,096	€ 141,274	€ (7,316)	€ (4,871)	€ 133,183		€ 133,183
Net profit (loss) for the year			13,154		13,154	€ (9)	13,145	€ 13,145
Other comprehensive income				(1,878)	(1,878)		(1,878)	(1,878)
Total comprehensive income (loss)			13,154	(1,878)	11,276	(9)	11,267	11,267
Capital increase through public offering	371	90,235	(4,873)		85,733		85,733
Capital increase through exercise of warrants	22	2,322			2,344		2,344
Incorporation NCI Tianjin Zhenyuan Materialise Medical Technology Ltd						10	10
Equity-settled share-based payment expense		41			41		41
At end of the period at Dec. 31, 2021	4,489	233,872	965	(6,749)	232,577	1	232,578	232,578
Net profit (loss) for the year			(2,123)		(2,123)	(29)	(2,153)	(2,153)
Other comprehensive income				(1,519)	(1,519)		(1,519)	(1,519)
Total comprehensive income (loss)			(2,123)	(1,519)	(3,642)	(29)	(3,672)	(3,672)
Capital increase through exercise of warrants	(2)	22			20		20
At end of the period at Dec. 31, 2022	4,487	233,895	(1,158)	(8,268)	228,955	(28)	228,928	228,928
Net profit (loss) for the year			6,722		6,722	(27)	6,695	6,695
Other comprehensive income				922	922	2	924	924
Total comprehensive income (loss)			6,722	922	7,644	(25)	7,619	7,619
Equity-settled share-based payment expense		47			47		47
At end of the period at Dec. 31, 2023	€ 4,487	€ 233,942	€ 5,564	€ (7,346)	€ 236,646	€ (53)	€ 236,594	€ 236,594